Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	SYNTAX ETF TRUST
Entity Central Index Key	0001580843
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF
Prospectus:
Trading Symbol	SSPY
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF
Prospectus:
Trading Symbol	SMDY
Syntax Stratified SmallCap ETF | Syntax Stratified SmallCap ETF
Prospectus:
Trading Symbol	SSLY